General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
General and Administrative Expenses [Abstract]
Audit fees	$ 124,408	$ 144,624
Non-executive directors' compensation	36,000	24,000
Other professional fees	1,300,894	690,731
Administration fees-related party (Note 3(c))	600,000	600,000
Total	$ 2,061,302	$ 1,459,355